UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2004

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):             [  ]     is a restatement,
                                             [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CJ Capital Management, LLC
         ----------------------------------------------------------------------
Address: 231 South Bemiston, Suite 750
         ----------------------------------------------------------------------
         St. Louis, Missouri 63105
         ----------------------------------------------------------------------


Form 13F File Number:               28-10055

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  -------------------------------------------------------------

         Title:   President
                  -------------------------------------------------------------

         Phone:   (314) 863-0755
                  -------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper       St. Louis, Missouri        11/12/04
         ----------------------     ----------------------     ----------------
         [Signature]                [City, State]              [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              85

         Form 13F Information Table Value Total:              $82,031,000.00

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.


                                                      FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
           Column 1            Column 2    Column 3     Column 4          Column 5         Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Market                                                 Voting
       Names of Issuer         Title of     CUSIP       Value   Shrs or Pr   Sh/  Pct/   Investment  Other   Authority
                                Class       Number      X 1000)     Amt      Prn  Call   Discretion Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3 M Company                    Common       88579Y101      943     11,796    Sh           Sole                11,796
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.              Common       00209S103      245      5,200    Sh           Sole                 5,200
------------------------------------------------------------------------------------------------------------------------------------
American Express               Common       025816109    2,738     53,197    Sh           Sole                53,197
------------------------------------------------------------------------------------------------------------------------------------
American Int. Group            Common       026874107    1,108     16,293    Sh           Sole                16,293
------------------------------------------------------------------------------------------------------------------------------------
American Standard Co.          Common       029712106      253      6,500    Sh           Sole                 6,500
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                     Common       031162100      808     14,230    Sh           Sole                14,230
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices                 Common       032654105      477     12,300    Sh           Sole                12,300
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch                 Common       035229103   13,559    271,461    Sh           Sole               271,461
------------------------------------------------------------------------------------------------------------------------------------
Arotech Corp.                  Common       042682104      171    110,500    Sh           Sole               110,500
------------------------------------------------------------------------------------------------------------------------------------
Auto Data Processing           Common       053015103      281      6,800    Sh           Sole                 6,800
------------------------------------------------------------------------------------------------------------------------------------
Axeda Systems                  Common       054959101      151    336,200    Sh           Sole               336,200
------------------------------------------------------------------------------------------------------------------------------------
Bank of America                Common       060505104    1,236     28,520    Sh           Sole                28,520
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems Inc.               Common       073325102      104     15,000    Sh           Sole                15,000
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Del    CLB          084670207    1,846        643    Sh           Sole                   643
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                     Common       097023105      284      5,500    Sh           Sole                 5,500
------------------------------------------------------------------------------------------------------------------------------------
BP PLC Adr F                   Sponsored    055622104      832     14,455    Sh           Sole                14,455
                               ADR
------------------------------------------------------------------------------------------------------------------------------------
Brinker International Inc.     Common       109641100      498     16,000    Sh           Sole                16,000
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb           Common       110122108      225      9,504    Sh           Sole                 9,504
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.         Common       141665109      313     11,000    Sh           Sole                11,000
------------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco Corp.            Common       166764100      589     10,974    Sh           Sole                10,974
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                  Common       17275R102    2,126    117,450    Sh           Sole               117,450
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                 Common       172967101      353      8,001    Sh           Sole                 8,001
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive              Common       194162103      248      5,500    Sh           Sole                 5,500
------------------------------------------------------------------------------------------------------------------------------------
Comcast CP Spec CLA            Common       20030N200      223      8,000    Sh           Sole                 8,000
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                 Common       20825C104      343      4,134    Sh           Sole                 4,134
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Cp.      Common       222372104      460     11,678    Sh           Sole                11,678
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                  Common       235851102      715     13,950    Sh           Sole                13,950
------------------------------------------------------------------------------------------------------------------------------------
Disney, Walt Hldg.             Common       254687106    1,369     60,700    Sh           Sole                60,700
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                      Common       268648102      138     12,000    Sh           Sole                12,000
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.           Common       291011104    1,261     20,376    Sh           Sole                20,376
------------------------------------------------------------------------------------------------------------------------------------
Engineered Support Sys.        Common       292866100      260      5,700    Sh           Sole                 5,700
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.              Common       30231G102    2,529     52,319    Sh           Sole                52,319
------------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn.         Common       313586109      380      6,000    Sh           Sole                 6,000
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                    Common       31428X106      737      8,600    Sh           Sole                 8,600
------------------------------------------------------------------------------------------------------------------------------------
FHLMC Vtg Com                  Common       313400301    1,657     25,400    Sh           Sole                25,400
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co. Inc.               Common       364730101      829      9,900    Sh           Sole                 9,900
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics               Common       369550108      306      3,000    Sh           Sole                 3,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric               Common       369604103    1,924     57,288    Sh           Sole                57,288
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                   Common       375766102      537     12,860    Sh           Sole                12,860
------------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC            Common       37733W105      310      7,100    Sh           Sole                 7,100
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                  Common       401698105      291      4,400    Sh           Sole                 4,400
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                     Common       437076102    2,058     52,500    Sh           Sole                52,500
------------------------------------------------------------------------------------------------------------------------------------
Hugoton RTY TR TEX             Unit Ben Int 444717102      729     26,000    Sh           Sole                26,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                    Common       458140100    1,411     70,340    Sh           Sole                70,340
------------------------------------------------------------------------------------------------------------------------------------
International Business Machine Common       459200101    1,098     12,810    Sh           Sole                12,810
------------------------------------------------------------------------------------------------------------------------------------
iShares GS Corp. Bond          Common       464287242      530      4,741    Sh           Sole                 4,741
------------------------------------------------------------------------------------------------------------------------------------
IShares Cohen & St. Rlty.      Common       464287564      516      4,347    Sh           Sole                 4,347
------------------------------------------------------------------------------------------------------------------------------------
iShares Russ 2000              Common       464287655      302      2,650    Sh           Sole                 2,650
------------------------------------------------------------------------------------------------------------------------------------
iShares Russ 2000 Val          Common       464287630    1,421      8,275    Sh           Sole                 8,275
------------------------------------------------------------------------------------------------------------------------------------
iShares S&P Midcp 400          Common       464287507    1,195     10,057    Sh           Sole                10,057
------------------------------------------------------------------------------------------------------------------------------------
iShares S&P Smcap 600          Common       464287804      270      1,873    Sh           Sole                 1,873
------------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Utilities        Common       464287697      623     10,070    Sh           Sole                10,070
------------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Real Est         Common       464287739      717      6,638    Sh           Sole                 6,638
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson              Common       478160104    2,479     44,000    Sh           Sole                44,000
------------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc.                Common       481165108      378     11,000    Sh           Sole                11,000
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.          Common       46625H100      247      6,214    Sh           Sole                 6,214
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos Inc.      Common       571748102      275      6,000    Sh           Sole                 6,000
------------------------------------------------------------------------------------------------------------------------------------
May Dept. Store                Common       577778103      299     11,682    Sh           Sole                11,682
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.               Common       580135101      540     19,261    Sh           Sole                19,261
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Co.                Common       580645109      980     12,300    Sh           Sole                12,300
------------------------------------------------------------------------------------------------------------------------------------
Measurement Special            Common       583421102      335     13,500    Sh           Sole                13,500
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                      Common       585055106      727     14,001    Sh           Sole                14,001
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                    Common       589331107      722     21,870    Sh           Sole                21,870
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                Common       594918104    1,383     50,004    Sh           Sole                50,004
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stnly Dn Witter         Common       617446448      222      4,500    Sh           Sole                 4,500
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.                  Common       620076109      447     24,750    Sh           Sole                24,750
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                   Common       68389X105      256     22,700    Sh           Sole                22,700
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                   Common       713448108      531     10,915    Sh           Sole                10,915
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                    Common       717081103    2,891     94,490    Sh           Sole                94,490
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble               Common       742718109    2,536     46,864    Sh           Sole                46,864
------------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Ser 1           Common       595635103    4,706     43,430    Sh           Sole                43,430
------------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Ind CLA        Common       806882106      280      8,650    Sh           Sole                 8,650
------------------------------------------------------------------------------------------------------------------------------------
Stonemor Partners LP           Common       86183Q100      211     10,000    Sh           Sole                10,000
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                   Common       87612E106      843     18,625    Sh           Sole                18,625
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharm Ind LTD             Common       881624209      469     18,080    Sh           Sole                18,080
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron                Common       883556102      384     14,200    Sh           Sole                14,200
------------------------------------------------------------------------------------------------------------------------------------
TNS Inc.                       Common       872960109      194     10,000    Sh           Sole                10,000
------------------------------------------------------------------------------------------------------------------------------------
Tyco Intl. Ltd                 Common       902124106      556     18,134    Sh           Sole                18,134
------------------------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc.            Common       929251106      329     17,302    Sh           Sole                17,302
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                Common       931142103    2,029     38,142    Sh           Sole                38,142
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                   Common       931422109      970     27,082    Sh           Sole                27,082
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Mkt Inc.           Common       966837106      712      8,305    Sh           Sole                 8,305
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                          Common       983024100      219      5,862    Sh           Sole                 5,862
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                    Common       983919101      221      8,200    Sh           Sole                 8,200
------------------------------------------------------------------------------------------------------------------------------------
Zoltek Co., Inc.               Common       98975W104      133     15,000    Sh           Sole                15,000
------------------------------------------------------------------------------------------------------------------------------------